Earnings/(loss) per share - Computation of basic and diluted earnings per share (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares
Class A ordinary shares
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	153,790	153,790	182,530	189,950
Weighted average number of ordinary share outstanding- diluted	222,220	222,220	246,020	266,290
Earnings/(loss) per share - basic | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.32
Earnings/(loss) per share - diluted | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.27
American Depositary Shares
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	153,790	153,790	182,530	46,740
Weighted average number of ordinary share outstanding- diluted	158,730	158,730	182,530	49,110
Earnings/(loss) per share - basic | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.32
Earnings/(loss) per share - diluted | (per share)	¥ 0.18	$ 0.03	¥ (1.47)	¥ 2.27
American Depositary Shares | US [Member]
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	153,790	153,790
Weighted average number of ordinary share outstanding- diluted	158,730	158,730